NYSE Euronext

[redacted]

11008212

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-35297

September 13, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FORTUNA SILVER MINES INC., Common shares, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on September 13, 2011. Tentative listing date – September 19, 2011.

Sincerely,